Loans (Tables)	6 Months Ended
Jun. 30, 2025
Loans [Abstract]
Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

	Balance			Interest
As of June 30, 2025	RMB	USD	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch (1)	5,000	698	August 1, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (2)	8,000	1,117	December 10, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Hong Kong Branch (3)	20,963	2,926	November 25, 2025	Fixed rate 3.15%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (4)	21,900	3,056	March 23, 2026	Fixed rate 4.20%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (5)	5,000	698	March 30, 2026	Fixed rate 4.20%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch (6)	3,000	419	September 9, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (7)	1,990	278	September 18, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (8)	3,000	419	February 6, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (9)	2,010	281	February 21, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Bank of Jilin (10)	10,000	1,396	March 24, 2026	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	80,863	11,288
Long-term loan-current portion
Industrial Bank Jilin Branch (11)	200	28	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	200	28
Long-term loan
Industrial Bank Jilin Branch (11)	4,700	656	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	4,700	656
	Balance		Interest
As of December 31, 2024	RMB	Maturity Date	Rate	Collateral/Guarantee
Short-term loan
Industrial Bank Jilin Branch (12)	5,000	March 25, 2025	Fixed rate 4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (13)	21,900	March 25, 2025	Fixed rate 4.35%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (14)	5,000	May 12, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (1)	5,000	August 1, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (2)	8,000	December 10, 2025	Fixed rate 4.30%	Collateral: buildings and land use right
Industrial Bank Hong Kong Branch (3)	19,543	November 25, 2025	Fixed rate 3.15%	Collateral: buildings and land use right
China Minsheng Bank Jilin Branch (15)	3,000	January 8, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (16)	2,010	February 5, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (6)	3,000	September 9, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
China Minsheng Bank Jilin Branch (7)	1,990	September 18, 2025	Fixed rate 3.85%	Guarantee: Jilin Zhengye Group Co., Ltd.
Total	74,443
Long-term loan-current portion
Industrial Bank Jilin Branch (17)	6,990	April 10, 2025	Fixed rate 4.90%	Collateral: buildings and land use right
Industrial Bank Jilin Branch (11)	200	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	7,190
Long-term loan
Industrial Bank Jilin Branch (11)	4,800	November 5, 2027	Fixed rate 4.00%	Collateral: buildings and land use right
Total	4,800

(1)	On August 7, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from August 7, 2024 to August 1, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).

(2)	On December 10, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB8,000 from December 11, 2024 to December 10, 2025. The loan bears a fixed annual interest rate of 4.30%. As of June 30, 2025, the remaining balance was RMB8,000 (US$1,117).

(3)	On November 29, 2024, Jilin Zhengye obtained a working capital loan of JPY422.7 million (approximately RMB20.2 million) from Industrial Bank Hong Kong Branch (“the JPY Loan”), with a floating interest rate of Tokyo Overnight Average rate plus 0.65% payable on monthly basis. The maturity date of the JPY Loan is November 25, 2025.

(4)	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 25, 2025 to March 23, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB21,900 (US$3,056).
(5)	On March 31, 2025, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 31, 2025 to March 30, 2026. The loan bears a fixed annual interest rate of 4.20%. As of June 30, 2025, the remaining balance was RMB5,000 (US$698).

(6)	On September 9, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from September 9, 2024 to September 9, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).

(7)	On September 18, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB1,990 from September 18, 2024 to September 18, 2025. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB1,990 (US$278).

(8)	On February 6, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from February 6, 2025 to February 6, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB3,000 (US$419).

(9)	On February 21, 2025, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 21, 2025 to February 21, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB2,010 (US$281).

(10)	On March 25, 2025, Jilin Zhengye entered into a bank loan agreement with Bank of Jilin to borrow RMB10,000 from March 28, 2025 to March 24, 2026. The loan bears a fixed annual interest rate of 3.85%. As of June 30, 2025, the remaining balance was RMB10,000 (US$1,396).

(11)	On November 8, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from November 8, 2024 to November 5, 2027. The loan bears a fixed annual interest rate of 4.00%. Jilin Zhengye repaid RMB100 of the loan in accordance with the agreed repayment plan on March 21, 2025. As of June 30, 2025, the remaining balance was RMB4,900 (US$684).

(12)	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.

(13)	On March 28, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB21,900 from March 28, 2024 to March 25, 2025. The loan bears a fixed annual interest rate of 4.35%. Jilin Zhengye fully repaid the loan on March 25, 2025.

(14)	On May 13, 2024, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB5,000 from May 13, 2024 to May 12, 2025. The loan bears a fixed annual interest rate of 4.30%. Jilin Zhengye fully repaid the loan on April 1, 2025.

(15)	On January 8, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB3,000 from January 8, 2024 to January 8, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.

(16)	On February 5, 2024, Jilin Zhengye entered into a bank loan agreement with China Minsheng Bank Jilin Branch to borrow RMB2,010 from February 5, 2024 to February 5, 2025. The loan bears a fixed annual interest rate of 3.85%. Jilin Zhengye fully repaid the loan on January 8, 2025.

(17)	On April 8, 2022, Jilin Zhengye entered into a bank loan agreement with Industrial Bank Jilin Branch to borrow RMB9,990 from April 11, 2022 to April 10, 2025. The loan bears a fixed annual interest rate of 4.90%. Jilin Zhengye fully repaid the loan on April 1, 2025.

Schedule of Future Long-term Loan Obligations

As of June 30, 2025, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
The six months ended December 31, 2025	100	14
The twelve months ended	-	-
2026	200	28
2027	4,600	642
	4,900	684